LEASE (Details 3) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
LEASE
2021	$ 104,216
Total lease payments	104,216
Less: imputed interest	(820)
Present value of lease liabilities	$ 103,396	$ 188,937